Carbon Collective Climate Solutions U.S. Equity ETF

Schedule of Investments

as of April 30, 2024 (Unaudited)

COMMON STOCKS - 98.8%	Shares	Value
Aerospace & Defense - 0.8%
Amprius Technologies, Inc.(a)	2,880	$5,386
Archer Aviation, Inc. - Class A(a)	10,795	41,885
Eve Holding, Inc.(a)	8,998	48,499
Joby Aviation, Inc.(a)	24,838	125,432
		221,202

Airlines - 0.1%
Lilium NV - Class A(a)	20,064	18,912

Auto Manufacturers - 14.0%
Arcimoto, Inc.(a)	266	101
Arrival SA(a)	617	43
AYRO, Inc.(a)	147	198
Canoo, Inc.(a)	1,077	3,102
Cenntro, Inc.(a)	1,089	1,546
Chijet Motor Co., Inc.(a)	5,555	2,105
Envirotech Vehicles, Inc.(a)	581	1,249
Fisker, Inc. - Class A(a)	12,154	608
Hyliion Holdings Corp.(a)	6,918	8,924
Hyzon Motors, Inc.(a)	8,726	4,756
Li Auto, Inc. - Class A - ADR(a)	34,502	906,712
Lion Electric Co.(a)	8,459	7,613
Lucid Group, Inc.(a)	77,474	197,559
Mullen Automotive, Inc.(a)	63	396
Nikola Corp.(a)	41,755	25,913
NIO, Inc. - ADR - Class C (a)	72,047	340,062
Phoenix Motor, Inc.(a)	690	380
Polestar Automotive Holding UK PLC - Class A - ADR(a)	72,510	100,789
Rivian Automotive, Inc. - Class A(a)	32,858	292,436
Tesla, Inc.(a)	7,995	1,465,324
Xos, Inc.(a)	268	2,061
XPeng, Inc. - ADR(a)	32,620	265,201
		3,627,078

Auto Parts & Equipment - 0.6%
Ads-Tec Energy PLC(a)	1,920	20,736
CBAK Energy Technology, Inc.(a)	3,192	3,511
Microvast Holdings, Inc.(a)	10,765	4,219
QuantumScape Corp. - Class A(a)	17,155	92,980
SES AI Corp. - Class A(a)	12,412	19,611
Solid Power, Inc.(a)	5,693	9,621
		150,678

Beverages - 0.1%
Oatly Group AB - ADR(a)	21,511	24,738

Biotechnology - 0.0%(b)
JanOne, Inc.(a)	131	476
Yield10 Bioscience, Inc.(a)	209	49
		525

Building Materials - 16.4%
AAON, Inc.	2,805	263,922
Apogee Enterprises, Inc.	801	49,486

Carrier Global Corp.	22,971	1,412,488
Crown ElectroKinetics Corp.(a)	33	2
Energy Focus, Inc.(a)	85	132
Johnson Controls International PLC	20,737	1,349,356
Lennox International, Inc.	1,249	578,812
LSI Industries, Inc.	1,039	15,169
Owens Corning	3,006	505,639
Research Frontiers, Inc.(a)	1,166	1,807
Reto Eco-solutions, Inc.(a)	17	21
Tecnoglass, Inc.	1,702	94,546
View, Inc. - Class A(a)	134	11
		4,271,391

Chemicals - 0.9%
Arcadium Lithium PLC(a)	37,988	167,146
CN Energy Group, Inc. - Class A(a)	119	92
Danimer Scientific, Inc.(a)	3,427	2,570
Daqo New Energy Corp. - ADR(a)	2,775	53,280
Flexible Solutions International, Inc.	435	927
N2OFF, Inc.(a)	23	26
Origin Materials, Inc.(a)	5,569	4,509
		228,550

Commercial Services - 5.2%
Quanta Services, Inc.	5,132	1,326,930
Willdan Group, Inc.(a)	478	13,475
		1,340,405

Distribution & Wholesale - 1.6%
Hudson Technologies, Inc.(a)	1,667	16,537
Ideanomics, Inc.(a)	575	523
LKQ Corp.	9,332	402,489
		419,549

Electric - 3.5%
Altus Power, Inc. - Class A(a)	7,472	27,422
Ameresco, Inc. - Class A(a)	2,033	42,551
Atlantica Sustainable Infrastructure PLC	3,999	78,260
Brookfield Renewable Corp. - Class A	6,236	144,925
Clearway Energy, Inc. - Class A	7,267	157,766
Enlight Renewable Energy Ltd.(a)	15,267	244,272
FTC Solar, Inc.(a)	4,229	1,945
Ormat Technologies, Inc.	2,132	136,086
ReNew Energy Global PLC - Class A(a)	12,793	72,153
		905,380

Electrical Components & Equipment - 1.3%
Acuity Brands, Inc.	1,070	265,682
Blink Charging Co.(a)	2,331	5,897
ChargePoint Holdings, Inc.(a)	13,618	18,112
Electrovaya, Inc.(a)	1,029	3,355
ESS Tech, Inc.(a)	6,699	5,050
Ideal Power, Inc.(a)	188	1,468
Novonix Ltd. - ADR(a)	6,703	15,148
Nuvve Holding Corp.(a)	25	16
Orion Energy Systems, Inc.(a)	1,238	1,065
Ultralife Corp.(a)	560	6,552
Wallbox NV - Class A(a)	7,543	10,636
		332,981

Electronics - 1.3%
Badger Meter, Inc.	1,021	186,761
Itron, Inc.(a)	1,649	151,906
KULR Technology Group, Inc.(a)	4,671	2,258
SemiLEDs Corp/Taiwan(a)	153	237
		341,162

Energy-Alternate Sources - 8.0%
Advent Technologies Holdings, Inc.(a)	2,698	336
Array Technologies, Inc.(a)	5,353	66,056
Ascent Solar Technologies, Inc.(a)	119	12
Ballard Power Systems, Inc.(a)	14,011	36,849
Beam Global(a)	524	3,406
Brenmiller Energy Ltd.(a)	72	150
Broadwind, Inc.(a)	773	1,639
Canadian Solar, Inc.(a)	2,464	39,941
Eco Wave Power Global AB - ADR(a)	180	445
Electriq Power Holdings, Inc.(a)	1,266	38
Emeren Group Ltd. - ADR(a)	2,304	4,216
Energy Vault Holdings, Inc.(a)	5,388	6,843
Enphase Energy, Inc.(a)	4,912	534,229
Eos Energy Enterprises, Inc.(a)	4,905	3,793
First Solar, Inc.(a)	3,778	666,060
Fluence Energy, Inc. - Class A(a)	6,399	114,158
Flux Power Holdings, Inc.(a)	660	3,069
Freyr Battery, Inc.(a)	5,310	8,762
Fusion Fuel Green PLC - Class A(a)	638	798
FutureFuel Corp.	1,635	8,862
Gevo, Inc.(a)	8,143	5,365
Heliogen, Inc.(a)	214	270
iSun, Inc.(a)	697	91
JinkoSolar Holding Co. Ltd. - ADR	1,869	45,080
Maxeon Solar Technologies Ltd.(a)	2,055	4,007
Montauk Renewables, Inc.(a)	5,030	18,108
NeoVolta, Inc.(a)	1,136	2,624
NextEra Energy Partners L.P.	3,227	91,518
Nxu, Inc.(a)	13	7
OPAL Fuels, Inc. - Class A(a)	6,009	28,122
Pineapple Energy, Inc.(a)	360	22
Plug Power, Inc.(a)	24,272	56,068
Shoals Technologies Group, Inc. - Class A(a)	6,148	51,951
SolarEdge Technologies, Inc.(a)	2,154	126,332
SPI Energy Co. Ltd.(a)	1,194	581
Spruce Power Holding Corp.(a)	617	2,739
Stem, Inc.(a)	6,081	11,189
Sunnova Energy International, Inc.(a)	4,505	18,966
SunPower Corp.(a)	6,782	13,971
Sunrun, Inc.(a)	7,607	78,276
Tigo Energy, Inc.(a)	2,199	2,419
TPI Composites, Inc.(a)	1,625	5,168
VivoPower International PLC(a)	87	342
		2,062,878

Engineering & Construction - 3.6%
Comfort Systems USA, Inc.	1,235	382,121
MYR Group, Inc.(a)	571	94,929
TopBuild Corp.(a)	1,106	447,565
		924,615

Environmental Control - 12.4%
374Water, Inc.(a)	4,986	7,429
Aqua Metals, Inc.(a)	3,540	1,660
Enviri Corp.(a)	2,939	22,865
GFL Environmental, Inc.	17,827	568,681
Greenwave Technology Solutions, Inc.(a)	507	34
LanzaTech Global, Inc.(a)	7,174	15,532
Li-Cycle Holdings Corp.(a)	4,595	3,010
Perma-Fix Environmental Services, Inc.(a)	487	5,576
PureCycle Technologies, Inc.(a)	11,393	53,205
PyroGenesis Canada, Inc.(a)	6,075	2,337
Quest Resource Holding Corp.(a)	717	7,270
Waste Connections, Inc.	7,652	1,240,312
Waste Management, Inc.	6,220	1,293,885
		3,221,796

Food - 0.2%
Beyond Meat, Inc.(a)	2,365	16,035
Hain Celestial Group, Inc.(a)	2,988	18,346
Laird Superfood, Inc.(a)	326	632
Steakholder Foods Ltd. - ADR(a)	85	370
SunOpta, Inc.(a)	4,096	26,829
		62,212

Home Builders - 0.9%
Installed Building Products, Inc.	979	230,780

Household Products & Wares - 0.2%
Quanex Building Products Corp.	1,212	40,263

Internet - 0.1%
Liquidity Services, Inc.(a)	1,039	17,933
Swvl Holdings Corp.(a)	186	2,548
		20,481

Iron & Steel - 8.1%
Commercial Metals Co.	4,006	215,282
Nucor Corp.	6,954	1,171,958
Schnitzer Steel Industries, Inc. - Class A	1,161	20,225
Steel Dynamics, Inc.	5,303	690,026
Universal Stainless & Alloy Products, Inc.(a)	315	8,237
		2,105,728

Leisure Time - 0.3%
Ezgo Technologies Ltd.(a)	68	133
Forza X1, Inc.(a)	595	242
Gogoro, Inc.(a)	8,823	14,029
Kandi Technologies Group, Inc.(a)	2,831	7,191
Livewire Group, Inc.(a)	7,634	51,072
Niu Technologies - Class A - ADR(a)	2,882	6,542
Vision Marine Technologies, Inc.(a)	438	267
Volcon, Inc.(a)	5	1
Zapp Electric Vehicles Group Ltd.(a)	80	204
		79,681

Machinery-Construction & Mining - 0.2%
Lightbridge Corp.(a)	460	1,141
NuScale Power Corp. - Class A(a)	7,427	43,076
Tritium DCFC Ltd.(a)	33	25
		44,242

Machinery-Diversified - 1.5%
CSW Industrials, Inc.	547	129,978
GrafTech International Ltd.	9,171	15,774
Watts Water Technologies, Inc. - Class A	1,160	230,214
		375,966

Metal Fabricate & Hardware - 0.7%
Metallus, Inc.(a)	1,520	31,251
Valmont Industries, Inc.	712	145,818
		177,069

Mining - 11.3%
American Lithium Corp.(a)	6,959	4,120
Cameco Corp.	14,681	669,894
Centrus Energy Corp. - Class A(a)	571	24,513
Denison Mines Corp.(a)	40,777	80,738
Energy Fuels Inc/Canada(a)	7,527	38,990
ERO Copper Corp.(a)	4,687	95,568
ioneer Ltd. - ADR(a)	2,811	14,196
Lithium Americas Corp.(a)	5,179	22,839
MP Materials Corp.(a)	6,197	99,152
NexGen Energy Ltd.(a)	23,834	181,615
Sigma Lithium Corp.(a)	5,643	81,090
Southern Copper Corp.	12,668	1,477,975
TMC the metals Co., Inc.(a)	11,833	17,986
Uranium Energy Corp.(a)	13,813	93,238
Uranium Royalty Corp.(a)	3,933	9,007
Ur-Energy, Inc.(a)	10,940	18,270
Westwater Resources, Inc.(a)	2,039	905
		2,930,096

Miscellaneous Manufacturers - 0.0%(b)
Graphex Group Ltd. - ADR(a)	1,501	337
Loop Industries, Inc.(a)	1,614	4,584
		4,921

Retail - 1.1%
Allego NV(a)	8,607	10,759
ATRenew, Inc. - Class A - ADR(a)	7,992	16,624
Beacon Roofing Supply, Inc.(a)	2,129	209,770
Clean Energy Fuels Corp.(a)	7,935	18,409
EVgo, Inc. - Class A(a)	11,212	20,294
Jiuzi Holdings, Inc.(a)	4,117	1,667
NaaS Technology, Inc. - Class A - ADR(a)	7,403	7,403
		284,926

Software - 4.2%
8x8, Inc.(a)	4,095	9,050
Baijiayun Group Ltd. - Class A(a)	2,859	4,946
DocuSign, Inc.(a)	7,195	407,237
Faraday Future Intelligent Electric, Inc. - Class A(a)	329	15
Freight Technologies, Inc.(a)	22	18
Kaltura, Inc.(a)	4,380	5,387
Rubicon Technologies, Inc. - Class A(a)	1,684	712
Zoom Video Communications, Inc. - Class A(a)	10,921	667,273
		1,094,638

Telecommunications - 0.1%
AudioCodes Ltd.	1,146	12,400
ClearOne, Inc.	848	783

Oblong, Inc.(a)	92	10
Preformed Line Products Co.	182	22,028
		35,221

Transportation - 0.1%
Cadeler AS - ADR(a)	923	17,177
TOTAL COMMON STOCKS (Cost $26,370,305)		25,595,241

REAL ESTATE INVESTMENT TRUSTS - 0.4%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	4,117	102,966
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $115,324)		102,966

SHORT-TERM INVESTMENTS - 0.8%
Money Market Funds - 0.8%
First American Government Obligations Fund - Class X, 5.23%(c)	197,889	197,889
TOTAL SHORT-TERM INVESTMENTS (Cost $197,889)		197,889

TOTAL INVESTMENTS - 100.0% (Cost $26,683,518)		$25,896,096
Liabilities in Excess of Other Assets - 0.0%(b)		(1,990)
TOTAL NET ASSETS - 100.0%		$25,894,106

Percentages are stated as a percent of net assets.

AB - Aktiebolag
ADR - American Depositary Receipt
AS - Aksjeselskap

NV - Naamloze Vennootschap

PLC - Public Limited Company

SA - Sociedad Anónima

(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.
(c)	The rate shown represents the annualized 7-day effective yield as of April 30, 2024.

Summary of Fair Value Exposure at April 30, 2024 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

● Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

● Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.

● Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or0 liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund’s investments as of April 30, 2024:

Carbon Collective Climate Solutions U.S. Equity ETF

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks(a)	$25,595,241	$—	$—	$25,595,241
Real Estate Investment Trusts	102,966	—	—	102,966
Money Market Funds	197,889	—	—	197,889
Total Assets	$25,896,096	$—	$—	$25,896,096

(a)   Refer to the Schedule of Investments for industry classifications.